Short term borrowings (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short term borrowings	$ 4,414	$ 4,191	$ 0
Project Financing Line Of Credit And Accrued Costs [Member]
Short term borrowings	714	491
November 2012 Bridge Notes [Member]
Short term borrowings	$ 3,700	$ 3,700